Goodwill and intangible assets - Summary of Goodwill and Indefinite-Life Intangible Assets Held in Significant CGUs (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 21,609	€ 20,330
Indefinite- life intangible assets	18,200
Total Significant CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill	21,600
Indefinite- life intangible assets	11,600
Beauty & Wellbeing
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,900
Beauty & Wellbeing | North Asia
Disclosure of detailed information about intangible assets [line items]
Indefinite- life intangible assets	1,500
Prestige
Disclosure of detailed information about intangible assets [line items]
Indefinite- life intangible assets	2,800
Health & Wellness
Disclosure of detailed information about intangible assets [line items]
Indefinite- life intangible assets	1,600
Personal Care
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,100
Home Care
Disclosure of detailed information about intangible assets [line items]
Goodwill	900
Nutrition
Disclosure of detailed information about intangible assets [line items]
Goodwill	8,300
Nutrition | South Asia
Disclosure of detailed information about intangible assets [line items]
Indefinite- life intangible assets	3,300
Nutrition | Europe, ANZ & METU
Disclosure of detailed information about intangible assets [line items]
Indefinite- life intangible assets	1,400
Nutrition | North America
Disclosure of detailed information about intangible assets [line items]
Indefinite- life intangible assets	1,000
Ice Cream
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,400
Other
Disclosure of detailed information about intangible assets [line items]
Indefinite- life intangible assets	€ 6,600